Intangible Asset, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Less: Accumulated Amortization	$ (56,000)	$ (40,000)
Intangible Asset, Net	264,000	280,000
Distribution Channel [Member]
Intangible Assets, Gross	$ 320,000	320,000
Successor [Member]
Less: Accumulated Amortization		(40,000)	(8,000)
Intangible Asset, Net		280,000	312,000
Successor [Member] | Distribution Channel [Member]
Intangible Assets, Gross		$ 320,000	$ 320,000
Predecessor [Member]
Less: Accumulated Amortization
Intangible Asset, Net
Predecessor [Member] | Distribution Channel [Member]
Intangible Assets, Gross